Schedule of Senior Convertible Notes Payable (Details) - USD ($)		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Less debt discount		$ (110,000)	$ 0	$ (2,326,000)
Notes payable, net of discount		3,661,000	3,491,000	1,265,000
Senior Notes [Member]
Debt Instrument [Line Items]
Senior convertible notes payable			3,491,000	3,591,000
Less debt discount		(110,000)		(2,326,000)
Notes payable, net of discount		3,661,000	3,491,000	$ 1,265,000
Senior Convertible Notes and Warrants	[1]	3,491,000	3,491,000
Convertible Notes and Warrants	[2]	250,000
Convertible Note and Restricted Shares	[3]	30,000
Total notes payable		$ 3,771,000	$ 3,491,000

[1]	Senior Convertible Notes and Warrants
[2]	Convertible Promissory Notes and Warrants
[3]	Convertible Promissory Notes and Restricted Shares